License Agreements (Details) - USD ($)			12 Months Ended
	Aug. 14, 2017	Sep. 22, 2016	Dec. 31, 2013	Sep. 30, 2017	Dec. 31, 2016
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Proceeds from definitive agreement for the assignment of CERC 501	$ 25,000,000
Escrowed cash receivable	$ 3,750,000			$ 3,750,803	$ 0
Escrow deposit, term	12 months
Milestone payment from definitive agreement for the assignment of CERC 501	$ 20,000,000
Lilly | CERC-611
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Initial license acquisition payments		$ 2,000,000
Upfront payment due within 30 days		$ 750,000
Term within execution of license agreement		30 days
Upfront payment due after first subject dosed		$ 1,250,000
Merck | CERC-301
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Total initial payments			$ 1,500,000
Additional payments			750,000
Merck | CERC-301 | Research and development
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Initial license acquisition payments			750,000
Merck | COMTi
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Initial license acquisition payments			$ 200,000